Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Accounts Receivables Prepaid Expenses And Deposits [Line Items]
Value-added and income tax receivables	$ 29,076	$ 12,181
Receivables interest rate	10.00%
Receivables from sale of assets	$ 12,000
Consideration received during the year	6,500	0
Brazilian Federal Government [member]
Disclosure Of Accounts Receivables Prepaid Expenses And Deposits [Line Items]
Value-added and income tax receivables	14,600	12,800
Mexicon Federal Government [Member]
Disclosure Of Accounts Receivables Prepaid Expenses And Deposits [Line Items]
Value-added and income tax receivables	8,200	0
Federal Tax Authority [member]
Disclosure Of Accounts Receivables Prepaid Expenses And Deposits [Line Items]
Value-added and income tax receivables	6,500	$ 3,400
Receivables Upto Three Months [Member]
Disclosure Of Accounts Receivables Prepaid Expenses And Deposits [Line Items]
Receivables from sale of assets	500
Receivables After Three Months [Member]
Disclosure Of Accounts Receivables Prepaid Expenses And Deposits [Line Items]
Receivables from sale of assets	$ 1,000